Subordinated loans	12 Months Ended
Dec. 31, 2025
Subordinated liabilities [abstract]
Subordinated loans	18 Subordinated loans

Subordinated loans
In EUR million	2025	2024
Subordinated loans	18,100	17,878
Subordinated loans are bonds issued by ING Groep N.V. and its subsidiaries to raise Tier 1 and Tier 2 (CRR-eligible)
capital. Under IFRS these securities are classified as liabilities, and for regulatory purposes they are considered as capital.
In 2025 ING Groep N.V. issued EUR    1.25 billion 4.13% Fixed Rate Subordinated Green Tier 2 Notes in May, EUR
1.25 billion 3.88% Fixed Rate Subordinated Tier 2 Notes in August and USD  1.50 billion 7.00% Perpetual AT1
Contingent Convertible Capital Securities in September.
In 2025 ING Groep N.V. redeemed EUR  750 million 2.00% Fixed Subordinated Tier 2 notes in March, USD  1.25 billion 6.50% Perpetual AT1 Contingent Convertible Capital Securities in April and EUR  1 billion 1.00% Fixed
Subordinated Tier 2 notes in November.
Reference is made to the Consolidated statement of cash flows for further information on issuances and redemptions.